July 1, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:  The Registration Statement filed on Form N-14 for World Funds Trust

Ladies and Gentlemen:

Enclosed herewith for filing is a Form N-14 Registration Statement (combined proxy statement/prospectus) relating to the proposed reorganization of the Applied Finance Dividend Fund, with and into the Applied Finance Core Fund.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP  ●  John.Lively@Practus.com  ●  Practus.com